General	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
General

1.	General

On August 14, 2008, Global Ship Lease, Inc. (the “Company”) merged indirectly with Marathon Acquisition Corp. (“Marathon”), a company then listed on The American Stock Exchange. Under the merger agreement, Marathon, a U.S. corporation, first merged with its wholly owned Marshall Islands subsidiary, GSL Holdings, Inc. (“Holdings”), with Holdings continuing as the surviving company. Global Ship Lease, Inc., at that time a subsidiary of CMA CGM S.A. (“CMA CGM”), then merged with Holdings, with Holdings again being the surviving company. Holdings was renamed Global Ship Lease, Inc. and became listed on the New York Stock Exchange on August 15, 2008.